Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share	Earnings per share
Earnings per share for the Group is calculated by taking the net loss for the period, less the amount of the accumulated preferred dividend yield, divided by the weighted average of outstanding common shares during the period.

	for the year ended December 31, 2023	for the year ended December 31, 2022	for the year ended December 31, 2021
Net loss for the period	$(31,600)	$(12,851)	$(38,339)
Less accumulated preferred dividend yield	—	—	(4,205)
Total	(31,600)	(12,851)	(42,544)
Weighted average number of shares (thousands)	124,001	119,076	99,261
Basic and diluted loss per share	$(0.25)	$(0.11)	$(0.43)

As of December 31, 2021, the Group has the following potential common shares that can be potentially dilutive but are anti-dilutive for the periods presented and are therefore excluded from the weighted average number of common shares for the purpose of diluted profit/(loss) per share:

i.442,789 outstanding stock options related to the 2021 Incentive Award Plan (see note 21).

ii.335,449 restricted stock units related to the 2021 Incentive Award Plan (see note 21).

As of December 31, 2022, the Group has the following potential common shares that can be potentially dilutive but are anti-dilutive for the periods presented and are therefore excluded from the weighted average number of common shares for the purpose of diluted profit/(loss) per share:

i.549,863 outstanding stock options related to the 2021 Incentive Award Plan and the Amended and Restated 2021 Incentive Award Plan (see note 21).

ii.847,143 restricted stock units related to the 2021 Incentive Award Plan and the Amended and Restated 2021 Incentive Award Plan (see note 21).

As of December 31, 2023 the Group has the following potential common shares that can be potentially dilutive but are anti-dilutive for the periods presented and are therefore excluded from the weighted average number of common shares for the purpose of diluted profit/(loss) per share:
i.598,527 outstanding stock options related to the 2021 Incentive Award Plan and the Amended and Restated 2021 Incentive Award Plan (see note 21).

ii.1,285,100 restricted stock units related to the 2021 Incentive Award Plan and the Amended and Restated 2021 Incentive Award Plan (see note 21).